SEGMENT REPORTING (Details Textual) - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Concentration Risk, Percentage					90.40%	95.10%
Sales Revenue, Goods, Net [Member]
Concentration Risk, Percentage	78.20%	92.50%	92.00%	94.10%